Oct-18-07 07:29am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-939 P.002/002 F-532

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
OCT 1 8 2007
1086

October 18, 2007

07073963

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-33750

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Maxcom Telecomunicaciones, S.A. de C.V., (name to be changed to Maxcom Telecomunicaciones, S.A.B. de C.V.) American Depositary Shares ("ADSs") (Each representing seven (7) Ordinary Participation Certificates) (Certificados de Participacion Ordinarios) ("CPOs"), each CPO representing the economic interest in three (3) shares of Series A Common Stock, without par value (application for the (Certificados de Participacion Ordinarios) ("CPOs") each CPO representing the economic interest in three (3) shares of Series A Common Stock, without par value is made for listing, not for trading but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 17, 2007. Tentative listing date – October 19, 2007.

Sincerely,

Paras Madho

PROCESSED
OCT 1 9 2007
THOMSON
FINANCIAL

END